Recent accounting pronouncements Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of fair value measurement of equity [line items]
Adoption of IFRS 16	$ 9,455	$ 7,535
IFRS 16
Disclosure of fair value measurement of equity [line items]
Right-of-use assets		8,000
Adoption of IFRS 16		$ 7,535
Discounted borrowing rate		13.00%
Bottom of range
Disclosure of fair value measurement of equity [line items]
Remaining lease term	1 year
Discounted borrowing rate		5.00%
Top of range
Disclosure of fair value measurement of equity [line items]
Remaining lease term	15 years